OTHER LIABILITIES - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Other current liabilities	$ 216	$ 179
Other non-current liabilities	360	329
Total other liabilities	576	508
Lease Obligations
OTHER LIABILITIES
Total other liabilities	396	452
Loan Obligations
OTHER LIABILITIES
Total other liabilities	$ 180	$ 56